Intangible Assets (Details) - Schedule of intangible assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cost
Balance at beginning	$ 19,358,908	$ 9,914,104
Foreign currency adjustment		(47,444)
Additions	1,515,041	9,492,248
Balance at Ending	20,873,948	19,358,908
Accumulated amortization
Balance at beginning	10,186,401	8,176,688
Amortization	1,300,222	2,009,713
Balance at Ending	11,486,623	10,186,401
Carrying amounts
Balance at beginning	9,172,507	1,737,416
Balance at Ending	9,387,325	9,172,507
Software [Member]
Cost
Balance at beginning	12,218,908	9,914,104
Foreign currency adjustment		(47,444)
Additions	1,515,040	2,352,248
Balance at Ending	13,733,948	12,218,908
Accumulated amortization
Balance at beginning	9,481,679	8,176,688
Amortization	796,848	1,304,991
Balance at Ending	10,278,527	9,481,679
Carrying amounts
Balance at beginning	2,737,229	1,737,416
Balance at Ending	3,455,421	2,737,229
Customer Relationships [Member]
Cost
Balance at beginning	4,840,000
Additions		4,840,000
Balance at Ending	4,840,000	4,840,000
Accumulated amortization
Balance at beginning	403,333
Amortization	288,096	403,333
Balance at Ending	691,429	403,333
Carrying amounts
Balance at beginning	4,436,667
Balance at Ending	4,148,571	4,436,667
Tradename [Member]
Cost
Balance at beginning	750,000
Additions		750,000
Balance at Ending	750,000	750,000
Carrying amounts
Balance at beginning	750,000
Balance at Ending	750,000	750,000
Developed Technology [Member]
Cost
Balance at beginning	1,550,000
Additions		1,550,000
Balance at Ending	1,550,000	1,550,000
Accumulated amortization
Balance at beginning	301,389
Amortization	215,278	301,389
Balance at Ending	516,667	301,389
Carrying amounts
Balance at beginning	1,248,611
Balance at Ending	$ 1,033,333	$ 1,248,611